Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.8%
Communication Services — 4.1%
Diversified Telecommunication Services — 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,676,857 (a)
AT&T Inc., Senior Notes	2.300%	6/1/27	9,280,000	8,863,517
AT&T Inc., Senior Notes	2.250%	2/1/32	10,560,000	9,067,095
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,909,568
AT&T Inc., Senior Notes	5.350%	9/1/40	2,550,000	2,587,423
AT&T Inc., Senior Notes	5.550%	8/15/41	3,250,000	3,337,409
AT&T Inc., Senior Notes	4.350%	6/15/45	4,269,000	3,773,298
AT&T Inc., Senior Notes	3.500%	9/15/53	5,910,000	4,345,417
AT&T Inc., Senior Notes	3.550%	9/15/55	5,370,000	3,931,323
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	507,699
AT&T Inc., Senior Notes	3.650%	9/15/59	600,000	435,702
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	4,730,000	4,489,755
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	2,690,000	2,654,540
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	6,070,000	5,721,432
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	10,733,000	9,587,262
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	7,655,000	7,566,777
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,149,415
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	14,983,000	14,967,547 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	7,340,000	7,635,272
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	4,510,000	3,325,070
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,603,749
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,735,817
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,556,554
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	8,720,000	7,271,961
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	3,240,000	2,510,935
Total Diversified Telecommunication Services				118,211,394
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	3,080,000	3,641,243
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	3,410,000	3,412,043
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,841,604
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	5,280,000	5,003,531
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	7,410,000	6,584,969
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,230,000	1,004,697
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	216,129
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	2,100,000	1,610,399
Total Entertainment				27,314,615
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	15,463,000	13,382,118
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,792,000	2,788,190
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	17,589,000	17,104,503
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	12,010,000	11,951,171
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,490,000	$8,689,383
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	2,700,000	2,809,512
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	6,205,000	5,664,467
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,770,000	3,638,938
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	5,460,000	4,770,976
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	5,110,000	3,914,606
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	1,238,000	1,237,143
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	4,640,000	3,783,342
Comcast Corp., Senior Notes	4.150%	10/15/28	5,110,000	5,119,402
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,638,761
Comcast Corp., Senior Notes	4.250%	10/15/30	13,838,000	13,818,286
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	518,141
Comcast Corp., Senior Notes	3.900%	3/1/38	4,790,000	4,325,621
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,600,203
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	8,621,818
Comcast Corp., Senior Notes	3.450%	2/1/50	3,417,000	2,588,541
Comcast Corp., Senior Notes	2.800%	1/15/51	5,470,000	3,633,470
Comcast Corp., Senior Notes	2.887%	11/1/51	4,040,000	2,717,304
Comcast Corp., Senior Notes	2.937%	11/1/56	984,000	643,709
Comcast Corp., Senior Notes	4.950%	10/15/58	1,380,000	1,328,079
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,805,874
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,100,000	4,430,410
DISH DBS Corp., Senior Notes	5.125%	6/1/29	11,460,000	7,699,534
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,861,569 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	980,667 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	2,140,000	2,342,812
Fox Corp., Senior Notes	5.476%	1/25/39	7,900,000	7,973,817
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,371,630
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,000,383
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	5,075,000	5,333,702
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,878,594
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	2,827,000	2,564,897
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	6,210,000	5,960,937 (a)
Total Media				199,492,510
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,734,740 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	4,348,269 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	33,058,000	24,093,209 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	8,010,000	8,152,062
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,480,000	$10,527,967
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,385,494
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,610,000	1,598,807
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,885,393
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	29,815,000	29,001,988
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,612,532
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	17,300,000	16,296,034
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	5,590,000	5,760,871
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,690,000	2,481,868
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	340,000	302,985 (a)
Total Wireless Telecommunication Services				127,182,219

Total Communication Services				472,200,738
Consumer Discretionary — 3.1%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	9,870,000	9,960,646 (a)
Automobiles — 1.1%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	7,310,000	8,605,717
Ford Motor Co., Senior Notes	3.250%	2/12/32	8,250,000	7,028,584
Ford Motor Co., Senior Notes	6.100%	8/19/32	3,920,000	4,019,468
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,690,000	1,401,237
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,119,509
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,042,674
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	8,930,000	8,910,267
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,462,521
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	3,390,000	3,148,457
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	4,753,000	5,149,101
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	8,665,000	8,014,308
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	4,050,000	3,593,999
General Motors Co., Senior Notes	5.600%	10/15/32	2,840,000	2,930,580
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,266,550
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,966,209
General Motors Co., Senior Notes	6.250%	10/2/43	2,140,000	2,197,283
General Motors Co., Senior Notes	5.950%	4/1/49	1,040,000	1,031,693
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,340,000	1,337,276
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	38,230,000	37,602,095 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	18,270,000	17,818,011 (a)
Total Automobiles				126,645,539
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	4,560,000	4,290,477
Amazon.com Inc., Senior Notes	2.500%	6/3/50	6,900,000	4,564,116
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,690,674
Prosus NV, Senior Notes	3.061%	7/13/31	20,190,000	17,826,744 (a)
Prosus NV, Senior Notes	4.027%	8/3/50	14,420,000	10,550,228 (a)
Total Broadline Retail				39,922,239
Hotels, Restaurants & Leisure — 1.3%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	319,977
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	6,670,000	$6,031,938 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	979,518
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,670,000	3,500,218
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	5,450,000	5,666,411
McDonald’s Corp., Senior Notes	3.600%	7/1/30	7,430,000	7,214,076
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,269,331
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,120,000	7,893,850
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	5,460,000	5,636,527 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	645,000	669,487 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	12,260,000	12,576,418 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	39,986,000	39,924,398
Sands China Ltd., Senior Notes	3.800%	1/8/26	5,250,000	5,165,353
Sands China Ltd., Senior Notes	2.300%	3/8/27	11,770,000	11,026,541
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,950,000	7,021,251
Sands China Ltd., Senior Notes	2.850%	3/8/29	8,110,000	7,371,191
Sands China Ltd., Senior Notes	3.250%	8/8/31	3,510,000	3,088,562
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	12,610,000	12,778,734 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	14,570,000	14,156,961 (a)
Total Hotels, Restaurants & Leisure				152,290,742
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.750%	5/30/25	130,000	129,803
Lennar Corp., Senior Notes	4.750%	11/29/27	3,480,000	3,526,044
Total Household Durables				3,655,847
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,030,000	3,750,200
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,730,000	3,955,716
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,483,771
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,035,000	6,950,019
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	3,890,000	3,941,168
Total Specialty Retail				20,080,874
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	3,260,000	2,736,614

Total Consumer Discretionary				355,292,501
Consumer Staples — 1.0%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	6,840,000	6,741,709
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	11,130,000	11,423,409
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	11,070,000	10,460,327
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,250,000	4,584,628
Total Beverages				33,210,073
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	6,630,000	6,687,887
Food Products — 0.0%††
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	198,841 (a)
Mars Inc., Senior Notes	2.375%	7/16/40	5,390,000	3,845,997 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
Mondelez International Inc., Senior Notes	1.500%	5/4/25	1,960,000	$1,921,444
Total Food Products				5,966,282
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	2,605,000	2,516,093
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	6,400,000	6,021,966
Kenvue Inc., Senior Notes	4.900%	3/22/33	3,287,000	3,403,649
Total Personal Care Products				11,941,708
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,714,042
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	987,449
Altria Group Inc., Senior Notes	2.450%	2/4/32	7,720,000	6,591,488
Altria Group Inc., Senior Notes	6.875%	11/1/33	5,970,000	6,746,726
Altria Group Inc., Senior Notes	5.800%	2/14/39	7,380,000	7,762,643
Altria Group Inc., Senior Notes	3.875%	9/16/46	3,130,000	2,445,966
Altria Group Inc., Senior Notes	5.950%	2/14/49	4,280,000	4,494,090
Altria Group Inc., Senior Notes	3.700%	2/4/51	3,600,000	2,658,724
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,954,089
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	397,807
BAT Capital Corp., Senior Notes	4.540%	8/15/47	6,245,000	5,278,435
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	5,870,000	6,020,181
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	1,410,000	1,465,968
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,580,000	1,641,445
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,445,000	1,335,696
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,809,000	4,814,079
Total Tobacco				58,308,828

Total Consumer Staples				116,114,778
Energy — 6.5%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	4,940,000	4,934,762
Halliburton Co., Senior Notes	5.000%	11/15/45	410,000	393,007
Total Energy Equipment & Services				5,327,769
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,766,225
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,632
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,040,099
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,477,135
Apache Corp., Senior Notes	4.250%	1/15/44	7,678,000	5,829,194
Apache Corp., Senior Notes	5.350%	7/1/49	7,450,000	6,464,179
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	4,840,000	5,083,162 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	4,750,000	4,612,711
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	8,470,000	5,872,273
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,224,926
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	775,554
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,560,000	6,791,635 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	8,081,000	6,978,790 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	2,540,000	$2,525,137
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,524,172
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	6,200,000	5,549,164
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	8,535,000	9,112,148 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	2,350,000	2,648,541 (a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	943,131
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,816,951 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	9,559,000	9,423,346
Continental Resources Inc., Senior Notes	5.750%	1/15/31	4,349,000	4,451,200 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,551,000	3,039,137
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	9,399,000	9,262,255
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	19,959,000	19,716,771
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,109,127
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,254,076
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	115,267
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,581,471
Devon Energy Corp., Senior Notes	5.600%	7/15/41	7,080,000	6,943,547
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,197,000	8,149,057
Devon Energy Corp., Senior Notes	5.000%	6/15/45	12,640,000	11,294,524
Devon Energy Corp., Senior Notes	5.750%	9/15/54	1,000,000	974,040
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	4,659,000	4,432,989
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,932,000	4,928,008
Ecopetrol SA, Senior Notes	5.875%	5/28/45	30,850,000	23,178,654
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,275,460 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	12,878,000	12,858,747 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	17,202,000	17,615,278 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	3,560,000	3,516,639
Energy Transfer LP, Senior Notes	4.950%	6/15/28	3,888,000	3,955,096
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,219,031
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,684,988
Energy Transfer LP, Senior Notes	5.550%	5/15/34	4,730,000	4,900,762
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,616,440
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,119,788
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,906,761
Energy Transfer LP, Senior Notes	5.400%	10/1/47	3,733,000	3,557,017
Energy Transfer LP, Senior Notes	6.250%	4/15/49	4,320,000	4,545,358
Energy Transfer LP, Senior Notes	5.000%	5/15/50	980,000	885,961
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	7,663,000	7,660,540
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,650,000	2,531,448
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	9,427,000	8,797,654
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	8,540,000	8,666,665
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	4,755,000	5,414,964
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,277,216
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	$925,005
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	3,327,000	2,591,020
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	2,790,000	2,884,228
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,750,000	2,159,011
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,755,608 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,400,000	9,754,347
EOG Resources Inc., Senior Notes	4.950%	4/15/50	7,970,000	7,693,362
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	584,647 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	5,628,000	5,697,416
EQT Corp., Senior Notes	3.625%	5/15/31	7,023,000	6,451,260 (a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,810,143
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,910,000	3,486,858
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,124,475
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,150,000	2,171,532 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	8,310,000	8,277,632 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,742,381
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,576,050
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,240,010
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	658,041
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,807,766
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	1,576,000	1,835,089
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	1,054,425
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	906,917
MPLX LP, Senior Notes	4.875%	6/1/25	5,630,000	5,625,982
MPLX LP, Senior Notes	4.800%	2/15/29	4,680,000	4,755,099
MPLX LP, Senior Notes	4.500%	4/15/38	3,920,000	3,625,246
MPLX LP, Senior Notes	5.200%	3/1/47	3,370,000	3,196,991
MPLX LP, Senior Notes	4.700%	4/15/48	3,430,000	2,993,350
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	650,000	657,904
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	10,917,000	10,598,998
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,664,627
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	56,542
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	7,600,000	8,204,018
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	7,340,000	8,345,272
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,392,027
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	5,385,000	5,819,812
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	5,086,244
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,690,523
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,880,000	6,331,690
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,920,386
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	24,115,000	18,404,549
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	10,350,000	8,164,009
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,860,000	1,902,724
ONEOK Inc., Senior Notes	5.800%	11/1/30	3,230,000	3,440,400
ONEOK Inc., Senior Notes	6.050%	9/1/33	4,530,000	4,842,620
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.625%	9/1/53	4,030,000	$4,474,861
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,037,546 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	4,630,000	4,708,108 (a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	23,200,000	23,144,673
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,390,000	6,269,301
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	4,630,000	4,068,957
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,138,174
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,230,000	2,856,974 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,720,000	17,268,592 (a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	4,360,000	4,112,406
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,140,000	3,763,817
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,820,000	3,271,525
Shell International Finance BV, Senior Notes	3.250%	4/6/50	10,630,000	7,894,948
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,793,000	4,459,356
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	917,662
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,781,065
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,667,866
Targa Resources Corp., Senior Notes	4.950%	4/15/52	4,180,000	3,766,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	3,410,000	3,455,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,932,234
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,175,283
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	4,525,000	4,494,652
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,431,524
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	3,950,000	3,618,415 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	19,650,000	20,329,650
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	9,138,118 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	11,560,000	11,818,505 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	7,085,766
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,344,328
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	6,265,000	6,035,943
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	110,000	99,985
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	4,830,000	4,384,223
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	177,376
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	4,730,000	4,473,099
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,847,539
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,329,470
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,715,765
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,380,000	10,498,377
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	926,641
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	3,890,000	3,705,811
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	5,219,000	$4,768,678
Total Oil, Gas & Consumable Fuels				739,198,882

Total Energy				744,526,651
Financials — 11.1%
Banks — 7.3%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	5.608%	10/16/24	7,226,000	6,153,478 (b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	21,700,000	21,370,593
Bank of America Corp., Senior Notes	5.000%	1/21/44	8,380,000	8,530,776
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	24,910,000	24,301,910 (c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	16,950,000	14,867,038 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	12,550,000	11,386,581 (c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	9,970,000	8,895,415 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	1,300,000	1,164,781 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	19,741,000	19,208,544 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	16,350,000	16,160,073 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,430,000	3,370,989 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	9,850,000	8,565,895 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,444,805 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	5,028,728 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	13,940,000	13,877,483 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,055,360
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	9,500,000	9,497,503
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,211,612 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,460,000	1,437,055
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,000,000	971,969 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,320,000	1,291,552
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	7,110,000	6,765,706 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	11,450,000	11,490,530 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,326,357 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	15,480,000	16,646,310 (a)(b)(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,858,682 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	14,120,000	14,052,996 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	10,320,000	10,123,780 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	26,790,000	27,368,033 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	2,829,000	$2,897,225 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	15,745,000	17,004,726 (a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	18,366,258 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,542,145
Citigroup Inc., Senior Notes	4.650%	7/30/45	3,692,000	3,514,260
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,161,108
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	7,810,000	6,868,347 (c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	13,390,000	12,202,576 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,440,000	5,387,374 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	26,650,000	26,019,998 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	5,980,000	5,604,653 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,484,388 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	7,900,000	7,848,185 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	4,120,000	4,154,270 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	7,240,000	7,215,556
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	16,530,000	16,555,757
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,839,529
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	144,651
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,884,000	2,222,870
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,952,928
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,790,000	7,750,818
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	12,380,000	12,068,380 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	8,380,000	8,228,933 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,806,980 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	6,180,000	6,049,533 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	4,050,000	3,901,521 (a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,341,963 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	249,075 (a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	6,870,000	6,979,552 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	11,520,000	11,303,712 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	7,740,000	7,048,364 (c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,444,620 (c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	7,950,000	7,911,442
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	8,390,000	8,275,965 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	$3,175,645 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	13,330,000	11,458,947 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	20,290,000	19,970,118 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	9,130,000	8,296,687 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,920,000	6,089,379 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	6,850,000	5,519,901 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	1,050,077 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	19,890,000	19,428,500 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	8,870,000	8,919,876 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	409,725
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	5,280,000	5,271,761
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,332,703
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	2,180,000	2,167,719 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	2,520,000	2,507,592 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	9,650,000	10,047,034 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	810,000	815,451 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	5,410,000	5,287,200
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	6,300,000	6,084,407
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	2,039,105
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	229,000	203,506 (a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	2,050,000	2,002,784
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,480,783
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	7,440,000	7,636,925 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	8,420,000	8,267,185
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	7,240,000	7,589,750 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,740,000	3,994,839 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	11,510,000	11,252,326
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,690,000	8,666,329
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	13,190,000	12,544,101 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,354,048 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,276,575 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	18,440,000	18,085,208 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	9,030,000	9,043,984 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	35,850,000	35,175,308 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	4,660,000	4,891,092 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,363,240 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	6,520,000	$6,577,476
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	9,090,000	8,310,224
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	8,794,000	8,254,854
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	7,025,000	6,444,922
Total Banks				833,059,482
Capital Markets — 2.9%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	7,940,000	8,173,714
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	3,800,000	4,155,835 (c)
Credit Suisse AG AT1 Claim	—	—	61,000,000	1,830,000 *(d)(e)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.045%	10/31/24	303,000	256,700 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	450,000	447,998
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	3,200,000	3,180,599
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,475,930
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	9,183,827
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,760,000	7,688,316
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	6,474,000	6,295,749
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	11,760,000	10,395,944 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,757,693 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,580,000	1,962,586 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,470,254 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,697,393 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	9,645,000	9,457,463 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	8,470,000	8,422,415 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	5,810,000	5,789,924
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	304,000	350,209
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	8,411,000	8,413,526
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,415,378 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	16,750,000	16,491,142 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,763,830 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	12,620,000	11,563,685 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	11,040,000	10,603,458 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	15,893,000	15,633,949 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,162,803 (c)
UBS AG, Senior Notes	7.950%	1/9/25	33,620,000	33,883,265
UBS AG, Senior Notes	2.950%	4/9/25	11,350,000	11,238,868
UBS AG, Senior Notes	7.500%	2/15/28	18,240,000	20,039,231
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	4,254,748
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	5,450,000	$5,840,787 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	12,700,000	14,072,883 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	3,480,000	4,112,782 (a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,866,134 (a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	19,265,000	18,915,016 (a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	6,190,568 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,660,000	2,399,886 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	13,600,000	13,286,245 (a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,364,297 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	12,239,683 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	6,920,000	8,749,584 (a)(c)
Total Capital Markets				334,494,297
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	3,670,000	3,677,747
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	18,960,000	18,214,201
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	12,440,000	11,755,165
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	8,360,000	7,547,602
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	12,137	12,237
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	172,384
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	5,500,000	5,101,836
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.815%	12/21/65	2,870,000	2,304,767 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	6,920,000	7,337,899 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	2,760,000	2,336,410
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	2,070,000	1,877,119
Visa Inc., Senior Notes	4.300%	12/14/45	3,970,000	3,701,402
Total Financial Services				60,361,022
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.450%	3/1/34	14,420,000	15,146,252
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	308,228
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,798,871 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,923,545 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	3,103,000	3,296,345
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,360,000	2,305,811 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,485,000	4,289,896 (a)
Total Insurance				41,068,948

Total Financials				1,272,661,496
Health Care — 3.7%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,750,000	11,066,425
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	3.200%	11/21/29	21,570,000	$20,633,027
AbbVie Inc., Senior Notes	4.950%	3/15/31	5,910,000	6,146,834
AbbVie Inc., Senior Notes	5.050%	3/15/34	6,550,000	6,844,117
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	140,090
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,349,210
AbbVie Inc., Senior Notes	4.250%	11/21/49	6,436,000	5,769,195
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,985,000	4,773,859
Total Biotechnology				57,722,757
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,068,677
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	865,000	808,939
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	5,420,000	5,591,170 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,530,000	6,975,254 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	8,050,000	8,284,251 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	7,980,000	8,229,642 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	10,320,000	10,691,206 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	8,080,000	8,375,877 (a)
Total Health Care Equipment & Supplies				50,025,016
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,604,669
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,822,151
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,254,333
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,227,330
Cigna Group, Senior Notes	4.375%	10/15/28	11,580,000	11,627,892
Cigna Group, Senior Notes	4.800%	8/15/38	9,352,000	9,116,268
Cigna Group, Senior Notes	4.900%	12/15/48	8,210,000	7,737,283
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	366,897
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,237,000	2,221,402
CVS Health Corp., Senior Notes	3.625%	4/1/27	3,550,000	3,501,429
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,320,000	10,294,190
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,590,000	11,109,015
CVS Health Corp., Senior Notes	2.125%	9/15/31	5,230,000	4,420,746
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,044,990
CVS Health Corp., Senior Notes	5.125%	7/20/45	3,940,000	3,673,148
CVS Health Corp., Senior Notes	5.050%	3/25/48	11,553,000	10,552,405
CVS Health Corp., Senior Notes	4.250%	4/1/50	6,355,000	5,134,601
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,283,289	1,279,793
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	796,682	833,948
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,272,997	4,346,823
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,127,684
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,495,571
Elevance Health Inc., Senior Notes	4.375%	12/1/47	3,080,000	2,728,755
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	660,000	659,783 (a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,543,499
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	736,264
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	914,975
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	$17,653,271
Humana Inc., Senior Notes	3.950%	3/15/27	2,550,000	2,529,138
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,736,388
Humana Inc., Senior Notes	4.625%	12/1/42	1,350,000	1,211,933
Humana Inc., Senior Notes	4.950%	10/1/44	1,476,000	1,371,158
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	542,524
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	7,560,000	6,742,550
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	5,240,000	5,200,497
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	8,020,000	8,619,865
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,029,454
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	757,113
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	7,065,000	5,639,708
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,072,527
Total Health Care Providers & Services				178,481,970
Pharmaceuticals — 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,863,242 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	29,516 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	12,974,000	7,554,760 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	10,370,028 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	4,188,186 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	577,913 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	6,060,000	6,347,194
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,230,000	10,792,182
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	2,280,000	2,417,176
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	2,550,000	2,704,482
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	9,480,000	9,695,006
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	2,080,000	2,116,291
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	8,280,000	8,466,036
Johnson & Johnson, Senior Notes	3.625%	3/3/37	3,540,000	3,288,679
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	4,260,000	2,883,509
Pfizer Inc., Senior Notes	1.700%	5/28/30	8,280,000	7,309,453
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,256
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,494,192
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,440,000	2,408,669
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	20,910,000	20,758,777
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,955,389
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	16,304,675
Wyeth LLC, Senior Notes	5.950%	4/1/37	3,068,000	3,399,992
Total Pharmaceuticals				135,931,603

Total Health Care				422,161,346
Industrials — 2.6%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	30,090,000	29,981,093
Boeing Co., Senior Notes	2.196%	2/4/26	8,440,000	8,130,795
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,607,761
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	$4,791,070
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,499,587
Boeing Co., Senior Notes	3.200%	3/1/29	4,210,000	3,898,337
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	891,161
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,938,398
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	900,558
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,437,799
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,998,333
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,610,000	1,583,058
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	5,190,000	5,087,148
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	15,610,000	13,777,015
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	2,320,000	2,404,974
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	2,955,000	2,936,899
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	6,080,000	5,909,584
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	12,210,000	12,481,911
RTX Corp., Senior Notes	3.950%	8/16/25	7,440,000	7,402,054
RTX Corp., Senior Notes	4.125%	11/16/28	5,220,000	5,208,218
RTX Corp., Senior Notes	2.250%	7/1/30	7,770,000	6,979,496
RTX Corp., Senior Notes	6.000%	3/15/31	7,270,000	7,909,588
RTX Corp., Senior Notes	4.500%	6/1/42	6,659,000	6,198,342
RTX Corp., Senior Notes	3.030%	3/15/52	6,730,000	4,707,525
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	4,160,000	4,297,155 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	8,440,000	8,799,476 (a)
Total Aerospace & Defense				159,757,335
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	16,670,000	16,718,343 (a)
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	5,750,000	5,712,081
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	5,290,000	5,554,935 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	5,660,000	5,812,067
Total Commercial Services & Supplies				17,079,083
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	2,550,000	2,336,046
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,464,073
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	3,420,000	2,445,160
Union Pacific Corp., Senior Notes	2.891%	4/6/36	16,810,000	14,475,271
Union Pacific Corp., Senior Notes	3.839%	3/20/60	4,390,000	3,513,353
Union Pacific Corp., Senior Notes	3.750%	2/5/70	7,475,000	5,668,832
Total Ground Transportation				27,566,689
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	10,790,000	11,235,881
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	6,070,000	6,444,150 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	9,173,513
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	7,072,500	7,030,614 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,680,000	$3,676,729 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,382,500	3,427,095 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	6,458,460 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,702,271 (a)
Total Passenger Airlines				44,912,832
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	6,250,000	6,309,656 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	4,530,000	4,655,028
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	7,200,000	6,579,640
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	6,840,000	7,077,327 (a)
Total Trading Companies & Distributors				18,311,995

Total Industrials				304,227,860
Information Technology — 0.9%
IT Services — 0.0%††
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	5,540,000	5,788,258 (a)
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,192,368
Broadcom Inc., Senior Notes	3.137%	11/15/35	13,840,000	11,840,452 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	130,584 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,255,000	1,254,498 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	9,000,000	9,321,503 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	10,650,000	10,861,317 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	11,005,000	9,543,285
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	391,065
Micron Technology Inc., Senior Notes	5.300%	1/15/31	4,970,000	5,165,806
Micron Technology Inc., Senior Notes	5.875%	2/9/33	4,021,000	4,296,437
NVIDIA Corp., Senior Notes	3.700%	4/1/60	7,230,000	5,958,832
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,423,715
Total Semiconductors & Semiconductor Equipment				68,379,862
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,386,215
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,483,744
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	10,008,353
Oracle Corp., Senior Notes	2.875%	3/25/31	10,480,000	9,539,129
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	617,190
Oracle Corp., Senior Notes	5.375%	9/27/54	6,020,000	6,020,780
Total Software				31,055,411

Total Information Technology				105,223,531
Materials — 1.3%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	7,420,000	7,338,790 (a)
OCP SA, Senior Notes	3.750%	6/23/31	1,630,000	1,466,466 (a)
OCP SA, Senior Notes	6.750%	5/2/34	16,990,000	18,270,366 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	$9,647,247 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	4,470,000	4,234,763 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	17,240,000	14,595,229 (a)
Total Chemicals				55,552,861
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	3,065,000	3,080,836 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	9,845,000	9,696,472 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	4,604,000	4,862,688
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	2,830,000	3,010,403
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,950,000	1,956,979
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,363,985 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	207,818 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	200,650 (a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	130,029
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,718,572
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	9,872,000	9,923,930
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	1,270,000	1,331,909 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	4,380,000	4,340,112 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	16,320,000	15,946,362
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	652,755
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,369,749
Total Metals & Mining				74,793,249
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	16,890,000	15,574,852

Total Materials				145,920,962
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	6,080,000	6,079,155
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	501,521 (a)

Total Real Estate				6,580,676
Utilities — 0.4%
Electric Utilities — 0.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,310,291 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	1,100,000	1,146,553
Exelon Corp., Senior Notes	5.625%	6/15/35	3,426,000	3,639,666
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,458,720
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	8,594,000	7,882,847
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,224,085
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	5,870,000	5,145,013
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,336,809
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,928,399
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,181,910
Total Electric Utilities				45,254,293
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	$847,328
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,200,000	3,599,245
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	2,350,000	2,758,734
Total Multi-Utilities				7,205,307

Total Utilities				52,459,600
Total Corporate Bonds & Notes (Cost — $4,194,721,228)				3,997,370,139
Mortgage-Backed Securities — 28.4%
FHLMC — 5.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 9/1/52	12,845,029	13,016,121
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 2/1/52	25,873,927	24,832,052
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38- 4/1/54	60,459,056	61,576,144
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 11/1/51	265,510,714	229,816,052
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	48,827,516	40,886,101
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/41- 9/1/53	21,978,520	22,816,506
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42- 3/1/46	4,945,357	4,839,279
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/47	794,970	793,219
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	975,787	898,049
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	160,541,356	141,331,155
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	18,132,837	18,984,292
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	31,627,817	30,891,608 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25- 6/1/41	514,199	524,942
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29- 9/1/39	953,907	1,018,267
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	240,275	252,253
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	10,164,545	9,756,872
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42- 8/1/47	4,671,886	4,568,108
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/43- 5/1/47	31,444,170	28,991,157
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/47- 6/1/47	730,802	730,228
Total FHLMC				636,522,405
FNMA — 17.0%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 1/1/53	18,608,855	19,504,349
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	36,036,725	$37,599,890
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 11/1/38	144,144	149,787
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	617	642
Federal National Mortgage Association (FNMA)	4.500%	4/1/31- 8/1/58	32,746,967	32,723,514
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 4/1/52	42,572,491	40,756,328
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	61,231,198	62,712,366
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	199,148,184	185,237,720
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	51,971,413	53,476,574
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 9/1/61	161,527,501	143,555,821
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	204,185,267	174,446,766
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 3/1/51	48,747,078	39,005,479
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 6/1/57	45,807,651	44,442,161
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	85,000,000	70,284,281 (f)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	293,000,000	252,953,012 (f)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	253,000,000	227,106,738 (f)
Federal National Mortgage Association (FNMA)	3.500%	10/1/54	91,400,000	85,122,987 (f)
Federal National Mortgage Association (FNMA)	4.000%	10/1/54	119,100,000	114,388,365 (f)
Federal National Mortgage Association (FNMA)	4.500%	10/1/54	126,000,000	123,881,097 (f)
Federal National Mortgage Association (FNMA)	5.000%	10/1/54	74,700,000	74,662,067 (f)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	58,400,000	59,085,367 (f)
Federal National Mortgage Association (FNMA)	6.000%	10/1/54	69,800,000	71,348,524 (f)
Federal National Mortgage Association (FNMA)	6.500%	10/1/54	42,700,000	44,025,807 (f)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.831%)	7.005%	11/1/35	5,952	6,103 (c)
Total FNMA				1,956,475,745
GNMA — 5.9%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	774,412	804,012
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	13,079	13,780
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	2,723,398	2,821,535
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	4,001	4,017
Government National Mortgage Association (GNMA)	8.000%	12/15/30	5,845	5,860
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,990,235	2,077,129
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	21,215,758	$19,753,790
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	19,133,437	19,110,614
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	7,105,710	6,789,955
Government National Mortgage Association (GNMA) II	5.000%	4/20/35- 5/20/53	42,170,929	42,694,755
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	665,388	726,155
Government National Mortgage Association (GNMA) II	6.000%	9/20/38- 1/20/54	59,894,626	61,548,524
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 9/20/52	48,287,616	48,081,459
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 6/20/52	38,958,987	36,518,403
Government National Mortgage Association (GNMA) II	4.000%	3/20/45- 6/20/52	22,472,483	21,822,031
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	31,369,315	28,325,049
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	37,137,398	32,410,433
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	33,655,715	27,980,867
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	20,522,967	20,816,845
Government National Mortgage Association (GNMA) II	2.500%	10/20/54	25,200,000	22,212,436 (f)
Government National Mortgage Association (GNMA) II	3.000%	10/20/54	17,400,000	15,869,324 (f)
Government National Mortgage Association (GNMA) II	3.500%	10/20/54	55,100,000	51,772,233 (f)
Government National Mortgage Association (GNMA) II	4.000%	10/20/54	48,300,000	46,702,389 (f)
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	27,500,000	27,156,810 (f)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	107,300,000	107,488,569 (f)
Government National Mortgage Association (GNMA) II	5.500%	10/20/54	30,600,000	30,899,449 (f)
Total GNMA				674,406,423

Total Mortgage-Backed Securities (Cost — $3,384,202,649)				3,267,404,573
Collateralized Mortgage Obligations(g) — 15.6%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	11,410,000	10,913,992 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.537%	9/15/34	880,000	816,407 (a)(c)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.245%	9/15/34	1,780,000	1,620,672 (a)(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	8.523%	8/25/36	2,358,974	1,443,016 (c)
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 6.516%)	1.661%	2/25/37	10,345,596	1,472,022 (c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,477,423	2,053,790
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.275%	7/20/46	205,414	170,942 (c)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	8.723%	7/25/36	4,461,477	4,582,132 (c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	22,498,719	22,377,068 (a)
Angel Oak Mortgage Trust, 2024-2 A1	5.985%	1/25/69	9,752,545	9,898,308 (a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,647,000	11,606,565 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	5.229%	4/29/37	5,085,569	$5,058,064 (a)(c)
BANK, 2020-BN29 C	3.135%	11/15/53	2,500,000	2,014,271 (c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,920,590
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	7.785%	7/15/37	16,390,000	15,514,428 (a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	6,791,390	5,201,628 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,410,197	1,260,667
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	14.718%	7/25/36	1,228,010	1,563,993 (c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	5.309%	3/25/37	7,106,702	6,695,376 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	5,000,000	4,525,061 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	10,106,105 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,000,000	20,809,792 (c)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	22,500,000	23,872,550 (c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.030%	7/15/25	35,420,000	34,445,638 (a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.532%	2/15/39	8,160,000	8,039,561 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	27,444,408	27,740,248 (a)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.101%	10/15/38	7,000,000	6,902,606 (a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.202%	2/15/39	13,833,273	13,761,459 (a)(c)
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.858%	12/9/40	6,188,983	6,218,150 (a)(c)
BX Commercial Mortgage Trust, 2024-XL5 A (1 mo. Term SOFR + 1.392%)	6.488%	3/15/41	1,849,135	1,851,815 (a)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	6,000,000	6,064,031 (a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.548%	8/15/39	14,292,000	14,345,595 (a)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.986%	7/15/29	4,800,000	4,801,958 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	11,500,000	10,924,999
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	5.169%	10/25/36	186,486	170,884 (a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,796,001
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,485,513 (c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.165%	8/25/35	32,120	25,737 (c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	11,675,625	11,594,404 (a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	40,435	40,292
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.416%	2/10/48	3,070,000	2,522,225 (c)
Commercial Mortgage Trust, 2014-CR21 C	4.643%	12/10/47	11,948,000	11,449,578 (c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,756,574 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	13,840,000	11,632,740 (a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,183,016 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	11,220,000	10,041,078 (a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	6,916,844 (a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	16,456,000	15,286,604 (a)(c)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.521%)	11.618%	10/15/37	7,990,000	7,191,195 (a)(c)
CSMC Trust, 2020-RPL6 A1	3.445%	3/25/59	23,412,141	23,369,957 (a)(c)
CSMC Trust, 2021-RPL1 A1	4.067%	9/27/60	10,485,595	10,456,481 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.041%	1/9/25	33,000,000	28,173,750 (a)(c)
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	20,610,000	21,169,345 (a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.291%	7/15/38	8,509,388	8,505,610 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	8.061%	7/15/38	6,593,662	$6,605,719 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	837,313 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	2,722,908 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.016%	10/25/36	32,716,168	4,581,899 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	23,500,000	1,091,506 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.376%	6/25/29	6,300,000	328,086 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.945%	10/25/29	27,470,930	966,235 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	16,296,000	1,042,512 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.439%	1/25/30	45,764,332	2,695,789 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.966%	11/25/30	15,788,839	673,991 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.860%	12/25/30	35,727,635	1,368,254 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K130 X1, IO	1.143%	6/25/31	24,123,122	1,347,214 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.442%	9/25/31	97,925,264	2,027,298 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K137 X1, IO	0.296%	11/25/31	28,920,752	330,362 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K145 X1, IO	0.430%	6/25/55	80,101,227	1,769,204 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.352%	6/25/32	107,012,480	1,862,327 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.489%	6/25/32	28,615,677	735,277 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K149 X1, IO	0.404%	8/25/32	392,284,341	8,113,342 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.269%	11/25/33	21,155,052	207,872 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.739%	10/25/26	40,703,628	405,315 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.648%	12/25/27	42,757,399	645,688 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.862%	3/25/28	20,295,401	349,935 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K743 X1, IO	1.019%	5/25/28	75,233,400	2,187,780 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-1518 X1, IO	0.952%	10/25/35	40,326,009	2,622,844 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,919,764	482,345 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.362%	6/25/27	11,933,052	$272,994 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,131,000	4,259,752
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	289,345	2,843
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,206,394	1,229,467
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.033%	12/15/41	1,823,982	232,302 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.593%	8/15/39	1,311,235	142,587 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	726,457	26,488
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,390,022	9,447,230
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	6,975,457	6,353,603
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	4,705,800	4,288,454
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	3,992,007	3,555,890
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,290,342	6,119,811
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	9,605,159	1,178,106
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	5,185,085	600,878
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	19,438,941	2,621,957
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5068 AI, IO	3.000%	11/25/50	8,827,307	1,468,822
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	9,778,198	8,612,519
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	8,132,032	1,220,285
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	9,297,949	1,945,945
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	4,093,148	647,528
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	19,325,429	3,323,553
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	18,072,765	3,687,007
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,066,042	639,221
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	4,026,341	784,641
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	12,405,689
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,616,182	1,406,567
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	17,124,309	3,495,304
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 KI, IO	2.000%	2/25/51	50,253,826	6,557,174
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	14,840,055	2,575,687
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	17,804,314	2,348,875
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	25,551,289	4,607,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.080%	10/25/50	18,832,000	21,506,242 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.680%	8/25/33	10,010,000	11,260,766 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.580%	8/25/33	10,773,742	11,030,162 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.330%	1/25/34	13,330,000	14,319,014 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.780%	6/25/42	16,500,000	17,715,740 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	12.030%	6/25/42	7,600,000	8,574,100 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.980%	9/25/42	5,000,000	$5,286,876 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	12.863%	4/25/43	5,000,000	5,769,856 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	9,107,585	7,788,245
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	102,350	3,292
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.643%	8/15/44	3,410,533	471,543 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,730,510	872,758
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	673,616	161,718
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	6,194,674	610,863
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	3,990,595	547,884
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 B (30 Day Average SOFR + 9.314%)	14.595%	10/25/27	9,860,661	10,282,224 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.145%	10/25/30	21,245,000	23,156,075 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.495%	7/25/39	3,631,744	3,788,246 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	8.395%	1/25/40	2,450,000	2,511,562 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,682,457	4,567,475
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.936%	6/25/34	10,230,843	363,777 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,119,282	2,796,929
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.085%	4/25/40	805,813	106,429 (c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	3,053,574	3,028,342
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	399,093	414,483
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,491,817	1,583,746
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,223,272	2,423,239
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	119,894	105,569
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	71,740	64,837
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	36,101	337
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	9,020,081	8,303,662
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	12/25/42	951,367	150,073 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	12/25/42	3,246,933	409,310 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	78,824	2,244
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,967,526	354,103
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.755%	6/25/43	2,287,353	289,267 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.555%	12/25/43	5,090,452	628,252 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,941,103	7,952,453
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,416,484	7,476,692
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.605%	11/25/45	7,943,368	1,014,203 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.705%	9/25/46	3,181,555	$255,035 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	14,235,601	2,825,780
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	8,595,562	1,684,779
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	22,490,435
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	23,817,766	21,016,392
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,123,889	1,299,619
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	12,532,848	1,806,941
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	36,756,125	5,598,546
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	5,891,541	1,010,618
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	4,178,516	876,001
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,549,949	6,289,810
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	12,712,715	2,225,606
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	8,127,558	884,087
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	12,308,519	1,579,269
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	7,544,505	6,727,359
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	6,324,016	903,228
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	13,161,157	1,869,602
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	7,730,271	1,261,946
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	222,886	38,967
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	100,224	18,778 (c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	85,923	17,744 (c)
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	47,165,795	7,626,909
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	30,553,904	3,606,238
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	3,029,923	356,151
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	5.299%	6/25/37	6,714,510	1,570,461 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	683,036,053	2,762,608 (a)
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.545%	8/17/37	9,886,886	9,940,671 (a)(c)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	1.915%	4/20/36	263,944	25,700 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	1.505%	8/20/37	1,073,200	36,921 (c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	18,574,780	19,180,856
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	763,152	8 (c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.682%	1/16/54	17,185,250	418,102 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.052%	10/16/48	20,714,531	25,632 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.568%	11/16/47	7,199,072	139,948 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	770,967	29,301 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	236,081	227,154 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	208,519	22
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	271,041	53,195
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.075%	2/20/46	10,493,150	1,359,141 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,981,377	365,528
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.169%	2/16/58	10,479,144	512,524 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.889%	10/16/46	4,439,476	$781,782 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	14,597,483	594,230 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	26,756,919	823,369 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.446%	8/16/58	11,943,917	286,584 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.702%	2/16/57	13,887,846	533,017 (c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.567%	7/16/58	5,985,273	160,854 (c)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.594%	1/16/57	11,921,766	427,433 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.526%	11/16/56	25,750,520	771,784 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,784,179	147,473 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,740,005	318,301
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.504%	4/16/57	28,122,951	820,206 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	14,469,012	502,664 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	10,650,311	435,754 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.733%	5/20/67	18,760,501	732,318 (c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.336%	7/20/67	18,253,360	1,167,445 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.555%	9/20/67	13,791,303	442,397 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.402%	10/20/67	6,821,659	287,940 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	1.066%	11/20/67	1,844,797	72,457 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,675,035	2,412,435
Government National Mortgage Association (GNMA), 2018-45 IO, IO	0.542%	3/16/59	22,821,638	798,184 (c)
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	0.823%	9/20/68	32,023,049	1,594,239 (c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,411,114	3,119,400
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	0.050%	10/20/69	17,258,598	1,100,624 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	20,951,623	1,261,466 (c)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,350,141	1,645,493 (c)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	4,196,952	762,298
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	38,456,143	29,534,164
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	6,255,018	791,284
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	437,105	75,104
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.813%	4/16/63	19,143,926	1,185,057 (c)
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.815%	4/16/61	22,941,620	1,288,461 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	29,769,399	1,886,704 (c)
Government National Mortgage Association (GNMA), 2021-71 IO, IO	0.863%	10/16/62	10,428,473	672,487 (c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,553,696	1,247,688
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.874%	11/16/63	11,141,126	742,686 (c)
Government National Mortgage Association (GNMA), 2021-124 IO, IO	1.036%	10/16/62	3,968,905	277,820 (c)
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.881%	7/16/63	20,908,647	1,396,905 (c)
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	5,669,610	439,234 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	26,454,269	2,063,166 (c)
Government National Mortgage Association (GNMA), 2021-147 KI	1.144%	6/16/61	27,690,980	2,243,039 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,970,339	475,984
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,493,052	284,391
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,791,162	205,394 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,540,144	1,213,880
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	4,250,805	626,144
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	$4,453,956
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	31,390,601
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	23,565,465	20,094,487
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	10,010,946	1,812,875
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,454,471	46,740,222
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	5.609%	10/25/45	676,792	646,989 (c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. Term SOFR + 0.674%)	5.952%	11/25/45	7,568,100	4,166,384 (c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.844%	11/15/32	12,548,000	12,296,262 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.944%	9/15/31	29,396,748	21,140,068 (a)(c)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	15,250,000	15,936,431 (a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.159%	5/10/50	16,340,000	15,566,036 (c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,325,467
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	11,144,543	10,473,830 (a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.959%	11/25/35	501,870	270,026 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	5.559%	6/19/35	1,120,489	1,090,043 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	5.124%	6/19/45	1,773,900	802,561 (c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.259%	11/19/46	85,515	62,533 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	15,155,742	15,272,688 (a)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.469%	5/25/37	2,922,734	2,779,317 (a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.404%	8/25/35	99,286	49,024 (c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.589%	10/25/36	35,544,968	14,730,343 (c)
Jefferies Resecuritization Trust, 2015-R1 A2	1.921%	12/26/36	13,332,548	7,017,704 (a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,661,121
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.369%	7/15/48	19,921,000	16,590,412 (c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	601,609
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	10,175,200	8,763,030 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.520%	7/25/52	11,418,128	10,024,488 (a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.299%	9/27/36	8,723,175	8,125,607 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	18,732,219	18,744,576 (a)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. Term SOFR + 0.634%)	5.489%	2/25/46	7,720,759	6,853,491 (c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	7.625%	7/25/34	56,788	55,872 (c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.179%	4/25/46	62,914	55,804 (c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,107,727	697,756 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.319%	5/25/35	1,597,698	800,700 (a)(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.600%	9/17/37	15,590,000	15,643,630 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.312%	4/15/38	133,381	132,754 (a)(c)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	5.453%	7/25/34	7,088	6,569 (c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.701%	7/25/35	453,717	399,599 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	27,833,783	28,307,597 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	22,553,480	22,900,420 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.655%	4/16/36	20,016,065	$19,380,641 (a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	16,340,000	18,028,213 (c)
MSWF Commercial Mortgage Trust, 2023-2 XA, IO	1.141%	12/15/56	100,537,297	6,458,275 (c)
Multifamily Trust, 2016-1 B	9.263%	4/25/46	1,253,499	1,252,640 (a)(c)
NJ Trust, 2023-GSP A	6.697%	1/6/29	12,540,000	13,316,958 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,826	22,773
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.738%	3/15/39	16,540,000	16,574,243 (a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	36,457,092	37,867,107 (a)
OBX Trust, 2024-NQM11 A1	5.875%	6/25/64	9,089,823	9,202,451 (a)
ONNI Commerical Mortgage Trust, 2024-APT A	5.753%	7/15/39	9,600,000	9,833,027 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.915%	9/17/39	9,360,000	9,373,478 (a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.061%	11/27/31	3,651,433	3,666,168 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	16,179,357	13,651,460 (a)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	2.181%	6/25/36	5,207,241	626,127 (c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	23,054,837	19,538,986 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	28,322,621	28,603,726 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	325,571	124,779
RBSSP Resecuritization Trust, 2009-12 9A2	4.705%	3/25/36	3,687,277	2,561,330 (a)(c)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	23,185,534	23,464,723 (a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.631%	7/25/36	5,087,835	238,872 (a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	20,300,000	20,947,830 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	7,227,879	7,169,962 (a)(c)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.102%	1/15/27	15,000,000	14,112,235 (a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	13,315,594 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	6.299%	7/25/34	311	304 (c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.329%	7/25/46	65,111	55,609 (c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	5.819%	10/19/33	33,934	32,709 (c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	5.319%	4/25/36	15,463,963	3,702,186 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,267,187
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,784,103
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	15,379,363	15,183,583
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	27,345,000	22,648,256 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	6.577%	9/25/33	3,101	3,089 (c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.491%	3/25/37	4,889,324	390,422 (c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. Term SOFR + 0.544%)	5.399%	6/25/37	1,724,915	1,409,312 (c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,592,011
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.302%	11/15/50	29,285,269	841,164 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,388,085
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	7,015,212 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	10,000,000	$10,527,832

Total Collateralized Mortgage Obligations (Cost — $1,874,433,895)				1,787,336,300
			Face Amount†/ Units
Asset-Backed Securities — 5.5%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.815%	7/1/39	150,000	117,483 (c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.827%	4/19/37	7,270,000	7,309,981 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,891,170 (a)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.701%	7/15/36	7,000,000	7,022,547 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.465%	9/25/34	375,414	369,155 (c)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.781%	7/15/37	10,000,000	10,042,497 (a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.082%	10/20/36	15,200,000	15,303,360 (a)(c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.691%	4/19/34	970,000	971,520 (a)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	35,190,000	35,286,744 (a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.614%	4/20/34	4,700,000	4,706,998 (a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	6.719%	10/25/37	61,697,500	59,946,328 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	8,680,350	8,786,222 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.369%	12/28/48	10,644,919	10,641,227 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	6,039,674	6,202,944 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	5,012,646	4,437,226 (c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.361%	11/15/36	213,537	213,937 (c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	12,554,975	11,022,023 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.802%	4/20/37	11,180,000	11,210,741 (a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	5.469%	10/25/34	691,927	692,211 (a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	5.369%	10/25/46	3,793,319	3,489,814 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	6.637%	7/30/37	18,300,000	18,358,591 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	12,605,509	10,812,489 (a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.602%	1/22/35	5,600,000	5,604,128 (a)(c)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,124,790	6,048,450 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.674%	1/21/35	9,910,000	9,921,398 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	17,814,885	15,359,367 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,461,184	4,505,466 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	5.289%	10/25/36	2,977,122	978,341 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,090,668	7,420,456 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,604,117 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.992%	7/15/37	4,840,000	4,839,604 (a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	5.989%	10/25/33	9,431	9,433 (c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	10,510,765	9,684,882 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	5.339%	6/25/33	5,263,338	5,052,678 (c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. Term SOFR + 0.464%)	5.319%	3/25/33	3,361,733	3,240,434 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	5.279%	5/25/32	1,136,722	1,110,341 (c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,543,283	1,431,252 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	$848,362 (a)
Neuberger Berman CLO Ltd., 2015-20A ARR (3 mo. Term SOFR + 1.422%)	6.723%	7/15/34	4,482,000	4,486,299 (a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,518,970	5,292,785 (a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.846%	11/16/36	42,500,000	42,789,321 (a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	18,071,866	16,412,339
Origen Manufactured Housing Contract Trust, 2007-A A2	7.815%	4/15/37	3,360,321	3,169,633 (c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.112%	1/20/37	37,980,000	38,350,269 (a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	6.209%	3/25/34	3,465,294	2,973,062 (c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,373	6,511,509
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.469%	10/25/32	735,089	725,961 (a)(c)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	19,060,000	19,684,606 (a)
SMB Private Education Loan Trust, 2015-C R	13.667%	9/18/46	49,649	13,145,259 (a)(h)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	6.041%	9/15/37	2,180,397	2,174,946 (a)(c)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	9,402,690	8,983,857 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	12,254,527	10,617,834 (a)
SMB Private Education Loan Trust, 2023-C A1A	5.670%	11/15/52	17,370,350	17,909,560 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	17,240,000	17,510,727 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	7,250,902	6,729,832 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,416,933	6,522,181 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,498,083	10,763,905 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.189%	2/25/36	1,073,110	23,315 (a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.979%	5/25/31	3,016,921	2,322,038 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,231,592	2,091,812 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	24,843,500	21,575,107 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	9,920,000	9,995,134 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	16,953,201	16,240,368 (a)
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	6.203%	10/25/37	5,000,000	5,001,250 (a)(c)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	10,708,000	9,966,023 (a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,165,701	2,977,927
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	10,000,000	10,335,490 (a)

Total Asset-Backed Securities (Cost — $701,818,478)				632,776,266
			Face Amount†
Sovereign Bonds — 5.4%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	19,867,105	12,069,266
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	13,790,000	6,311,822
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	32,604,726	15,609,513 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	5,751,498	2,753,530 (i)
Total Argentina				36,744,131
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000	1,517,182 (i)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Brazil — 0.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	$12,262,769
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	195,000,000 BRL	34,265,808
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	270,741,000 BRL	44,102,512
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	4,630,000	4,096,494
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	11,545,000	8,861,305
Total Brazil				103,588,888
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	21,530,000	14,897,081
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	1,200,000	970,884
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	8,500,000	6,313,980
Total Colombia				22,181,945
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	13,020,000	11,305,617 (i)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,130,000	3,542,810 (i)
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	10,840,000	9,514,404
State of Israel, Senior Notes	3.800%	5/13/60	2,410,000	1,675,733 (i)
Total Israel				11,190,137
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	1,610,500,000 JMD	10,919,007
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	5,120,000	5,184,000 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	13,290,000	10,903,049 (a)
Total Kenya				16,087,049
Mexico — 2.8%
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,180,410,000 MXN	99,441,173
Mexican Bonos, Senior Notes	7.750%	11/13/42	4,867,286,200 MXN	206,436,523
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	13,750,000	10,851,043
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	5,570,000	4,499,290
Total Mexico				321,228,029
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	2,900,000	2,727,238 (a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,970,000	7,248,068 (a)
Total Nigeria				9,975,306
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	226,000	233,709
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	15,140,000	9,173,247
Total Peru				9,406,956
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	4,610,000,000 INR	56,538,001
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	1	0 (i)(j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	1,693,812	575,367 (i)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	1,244,687	$556,609 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	1,431,391	628,649 (i)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	2,904,271	1,270,619 (i)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	1,052,826	456,795 (i)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	4,148,959	1,792,661 (i)
Total Ukraine				5,280,700
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1 (k)

Total Sovereign Bonds (Cost — $681,524,056)				619,505,759
U.S. Government & Agency Obligations — 5.1%
U.S. Government Obligations — 5.1%
U.S. Treasury Bonds	4.750%	11/15/43	40,000,000	43,160,938 (l)
U.S. Treasury Bonds	3.625%	2/15/44	163,096,000	150,583,479 (l)(m)(n)
U.S. Treasury Bonds	4.625%	5/15/44	1,570,000	1,664,445
U.S. Treasury Bonds	4.125%	8/15/44	12,260,000	12,166,134
U.S. Treasury Bonds	2.875%	8/15/45	70,070,000	56,972,932 (n)
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	21,761,551
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,303,828 (n)
U.S. Treasury Bonds	4.750%	11/15/53	33,156,000	36,633,495 (l)
U.S. Treasury Bonds	4.250%	2/15/54	16,490,000	16,809,494 (n)
U.S. Treasury Bonds	4.625%	5/15/54	12,520,000	13,583,222
U.S. Treasury Notes	4.000%	8/31/26	1,370,000	1,372,087
U.S. Treasury Notes	3.750%	8/15/27	10,000	10,049
U.S. Treasury Notes	4.000%	7/31/29	9,260,000	9,437,604
U.S. Treasury Notes	3.625%	8/31/29	12,370,000	12,408,656
U.S. Treasury Notes	0.000%	8/31/31	8,380,000	8,425,828
U.S. Treasury Notes	3.500%	9/30/31	114,840,000	114,633,646
U.S. Treasury Notes	3.875%	8/15/34	23,290,000	23,455,578
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	6,048,140
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	53,569,100 (n)

Total U.S. Government & Agency Obligations (Cost — $665,816,164)				584,000,206
Senior Loans — 2.0%
Communication Services — 0.1%
Entertainment — 0.0%††
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.291%	4/29/26	3,873,704	3,881,665 (c)(o)(p)
Media — 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.460%	9/18/26	7,951,950	7,958,908 (c)(o)(p)

Total Communication Services				11,840,573
Consumer Discretionary — 0.4%
Automobile Components — 0.1%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.345%	5/6/30	4,291,725	4,298,892 (c)(o)(p)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 0.3%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	8/17/28	2,478,874	$2,487,650 (c)(o)(p)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	8,141,918	8,154,009 (c)(o)(p)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	2/6/30	1,946,700	1,950,496 (c)(o)(p)
Entain Holdings Ltd., USD Term Loan Facility B (6 mo. Term SOFR + 2.600%)	7.864%	3/29/27	3,336,612	3,352,244 (c)(o)(p)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	11/29/30	5,340,350	5,352,739 (c)(o)(p)
Four Seasons Hotels Ltd., 2024 Term Loan B (1 mo. Term SOFR + 1.750%)	6.605%	11/30/29	5,756,079	5,765,864 (c)(o)(p)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.333%	4/14/29	5,058,086	5,063,043 (c)(o)(p)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	7/18/31	5,982,585	5,955,364 (c)(o)(p)
Total Hotels, Restaurants & Leisure				38,081,409
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan	7.241- 7.345%	6/11/31	4,074,130	4,017,276 (c)(o)(p)

Total Consumer Discretionary				46,397,577
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	7,742,160	7,737,514 (c)(o)(p)

Financials — 0.6%
Capital Markets — 0.0%††
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.604%	3/5/29	6,807,168	6,758,259 (c)(o)(p)
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	7,560,000	7,572,587 (c)(o)(p)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.447%	10/22/26	7,387,056	7,412,024 (c)(o)(p)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	7/29/30	6,272,228	6,275,427 (c)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	4/9/27	8,302,084	8,144,842 (c)(o)(p)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.354%	11/6/28	7,345,000	7,395,497 (c)(o)(p)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.595%	6/24/31	6,734,902	6,729,178 (c)(o)(p)
Total Financial Services				43,529,555
Insurance — 0.2%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.210%	2/19/28	5,110,095	5,107,693 (c)(o)(p)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.210%	7/31/27	3,029,796	2,992,348 (c)(o)(p)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.195%	8/21/28	6,236,064	6,153,654 (c)(o)(p)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	9.095%	9/19/30	6,018,299	5,921,434 (c)(o)(p)
Total Insurance				20,175,129

Total Financials				70,462,943
Health Care — 0.3%
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.095%	2/21/31	5,317,808	5,309,486 (c)(o)(p)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.095%	5/30/31	8,790,000	8,773,519 (c)(o)(p)
Total Health Care Providers & Services				14,083,005
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.1%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.451%	5/1/31	7,875,033	$7,879,955 (c)(e)(o)(p)
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	9,519,110	9,084,800 (c)(o)(p)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	7.095%	5/5/28	8,627,061	8,627,838 (c)(o)(p)
Total Pharmaceuticals				17,712,638

Total Health Care				39,675,598
Industrials — 0.3%
Commercial Services & Supplies — 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.960%	7/30/29	7,323,803	7,357,016 (c)(o)(p)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.695%	5/12/28	7,175,931	7,114,039 (c)(o)(p)
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	1/3/29	5,759,681	5,762,618 (c)(o)(p)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.597%	2/1/29	6,715,293	6,722,848 (c)(o)(p)
Total Commercial Services & Supplies				26,956,521
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.595%	7/1/31	2,885,386	2,883,179 (c)(o)(p)
Ground Transportation — 0.0%††
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	4/10/31	155,000	154,784 (c)(o)(p)

Total Industrials				29,994,484
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.345%	7/2/29	9,465,255	9,480,021 (c)(o)(p)
Software — 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	6.961%	6/22/28	3,022,010	3,031,801 (c)(o)(p)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.695%	10/8/28	5,393,621	5,265,523 (c)(o)(p)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.845%	10/16/26	7,386,743	7,185,934 (c)(o)(p)
Total Software				15,483,258

Total Information Technology				24,963,279
Total Senior Loans (Cost — $230,479,551)				231,071,968
U.S. Treasury Inflation Protected Securities — 1.5%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	3,121,543	2,825,146
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	52,913,153	51,078,082 (l)
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	111,277,534	114,043,322

Total U.S. Treasury Inflation Protected Securities (Cost — $169,418,476)				167,946,550
			Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $9,511,259)	3.875%	7/2/40	370,762,087 UYU	9,270,233
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $115.000		10/4/24	3,687	3,687,000	$518,484
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.500		10/4/24	3,687	3,687,000	403,266

Total Exchange-Traded Purchased Options (Cost — $1,002,367)					921,750
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	153,017,000	153,017,000	2,229,408
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	76,376,000	76,376,000	121,766
U.S. Dollar/Euro, Call @ 1.093EUR	JPMorgan Chase & Co.	10/11/24	169,190,000	169,190,000	65,945

Total OTC Purchased Options (Cost — $1,985,928)					2,417,119

Total Purchased Options (Cost — $2,988,295)					3,338,869
Total Investments before Short-Term Investments (Cost — $11,914,914,051)					11,300,020,863
		Rate		Shares
Short-Term Investments — 13.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,552,756,839)		4.886%		1,552,756,839	1,552,756,839 (q)(r)
Total Investments — 111.9% (Cost — $13,467,670,890)					12,852,777,702
Liabilities in Excess of Other Assets — (11.9)%					(1,371,233,440)
Total Net Assets — 100.0%					$11,481,544,262

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $1,437,501,488.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is the current yield based on income received over the trailing twelve months.
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(m)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(n)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $1,552,756,839 and the cost was $1,552,756,839 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At September 30, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	5,281	$13,202,500	$(165,031)
U.S. Treasury 5-Year Notes Futures, Put	11/22/24	109.500	2,318	2,318,000	(1,412,531)
U.S. Treasury 10-Year Notes Futures, Call	11/22/24	114.500	3,616	3,616,000	(3,898,500)
U.S. Treasury 10-Year Notes Futures, Put	11/22/24	113.500	3,616	3,616,000	(2,994,500)
U.S. Treasury 6 to 7-Year Notes Futures, Call	10/4/24	114.250	1,229	1,229,000	(518,485)
U.S. Treasury 6 to 7-Year Notes Futures, Put	10/4/24	114.250	1,229	1,229,000	(480,078)
U.S. Treasury Long-Term Bonds Futures, Call	11/22/24	127.000	1,448	1,448,000	(1,742,125)
U.S. Treasury Long-Term Bonds Futures, Put	11/22/24	122.000	1,448	1,448,000	(2,081,500)
Total Exchange-Traded Written Options (Premiums received — $20,503,495)					$(13,292,750)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,024	6/25	$244,925,638	$247,001,600	$2,075,962
3-Month SOFR	11,015	3/26	2,644,101,295	2,671,137,500	27,036,205
U.S. Treasury 5-Year Notes	42,452	12/24	4,655,758,761	4,664,745,050	8,986,289
U.S. Treasury Long-Term Bonds	11,517	12/24	1,431,924,067	1,430,267,438	(1,656,629)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	1,094	12/24	$144,534,375	$143,966,011	$(568,364)
					35,873,463
Contracts to Sell:
Japanese 10-Year Bonds	245	12/24	246,297,332	246,576,796	(279,464)
U.S. Treasury 2-Year Notes	6,050	12/24	1,257,793,684	1,259,865,237	(2,071,553)
U.S. Treasury 10-Year Notes	10,065	12/24	1,161,944,628	1,150,240,781	11,703,847
U.S. Treasury Ultra 10-Year Notes	3,861	12/24	456,780,231	456,744,254	35,977
U.S. Treasury Ultra Long-Term Bonds	368	12/24	50,645,363	48,978,500	1,666,863
					11,055,670
Net unrealized appreciation on open futures contracts					$46,929,133

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	46,870,000	USD	8,376,887	Citibank N.A.	10/2/24	$224,556
USD	8,602,999	BRL	46,870,000	Citibank N.A.	10/2/24	1,556
BRL	992,964,115	USD	180,099,161	Goldman Sachs Group Inc.	10/2/24	2,126,660
BRL	1,039,834,115	USD	190,861,789	Goldman Sachs Group Inc.	10/2/24	(34,526)
USD	182,258,790	BRL	992,964,115	Goldman Sachs Group Inc.	10/2/24	32,970
USD	189,785,383	BRL	1,039,834,115	Goldman Sachs Group Inc.	10/2/24	(1,041,880)
EUR	49,489,000	USD	54,574,985	JPMorgan Chase & Co.	10/15/24	548,934
AUD	39,047,589	USD	26,531,548	Bank of America N.A.	10/18/24	472,079
EUR	90,000	USD	100,121	Bank of America N.A.	10/18/24	140
EUR	9,090,000	USD	10,170,492	Bank of America N.A.	10/18/24	(44,091)
EUR	9,905,191	USD	11,012,324	Bank of America N.A.	10/18/24	22,212
EUR	11,880,000	USD	13,295,942	Bank of America N.A.	10/18/24	(61,437)
EUR	12,694,500	USD	14,061,761	Bank of America N.A.	10/18/24	80,109
EUR	21,790,000	USD	23,627,987	Bank of America N.A.	10/18/24	646,411
EUR	97,810,000	USD	108,724,863	Bank of America N.A.	10/18/24	236,992
USD	11,828,609	EUR	10,890,000	Bank of America N.A.	10/18/24	(303,020)
USD	17,158,673	EUR	15,440,000	Bank of America N.A.	10/18/24	(41,727)
USD	20,328,430	EUR	18,570,000	Bank of America N.A.	10/18/24	(358,837)
USD	46,576,816	EUR	42,640,000	Bank of America N.A.	10/18/24	(924,805)
USD	200,121,664	EUR	183,967,479	Bank of America N.A.	10/18/24	(4,820,959)
USD	94,636,844	MXN	1,725,835,343	Bank of America N.A.	10/18/24	7,236,485
CHF	9,309,760	USD	11,107,398	BNP Paribas SA	10/18/24	(83,692)
CHF	11,245,298	USD	13,339,618	BNP Paribas SA	10/18/24	(24,037)
CHF	25,670,000	USD	30,443,624	BNP Paribas SA	10/18/24	(47,724)
EUR	11,962,858	USD	13,300,306	BNP Paribas SA	10/18/24	26,504
GBP	6,301,055	USD	8,302,270	BNP Paribas SA	10/18/24	121,858
NOK	94,350,000	USD	8,548,926	BNP Paribas SA	10/18/24	393,484
NOK	165,320,000	USD	15,010,706	BNP Paribas SA	10/18/24	658,177
NOK	186,400,000	USD	16,927,865	BNP Paribas SA	10/18/24	738,962
NOK	194,050,000	USD	17,637,404	BNP Paribas SA	10/18/24	754,483
NOK	194,060,000	USD	17,618,496	BNP Paribas SA	10/18/24	774,339
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,980,303	AUD	7,386,981	BNP Paribas SA	10/18/24	$(128,215)
USD	83,416,804	AUD	122,802,701	BNP Paribas SA	10/18/24	(1,508,244)
USD	35,641,411	CHF	30,480,000	BNP Paribas SA	10/18/24	(450,020)
USD	16,995,276	NOK	181,740,000	BNP Paribas SA	10/18/24	(229,881)
AUD	19,260,000	USD	12,934,881	Citibank N.A.	10/18/24	384,504
AUD	21,680,000	USD	14,906,483	Citibank N.A.	10/18/24	86,469
AUD	87,390,000	USD	57,218,486	Citibank N.A.	10/18/24	3,216,667
AUD	254,155,036	USD	172,011,875	Citibank N.A.	10/18/24	3,750,781
CAD	4,080,000	USD	2,968,793	Citibank N.A.	10/18/24	49,218
CAD	5,410,000	USD	3,931,992	Citibank N.A.	10/18/24	69,831
CAD	26,990,000	USD	19,601,321	Citibank N.A.	10/18/24	363,410
CAD	34,320,000	USD	24,977,221	Citibank N.A.	10/18/24	409,574
GBP	25,754,600	USD	33,087,599	Citibank N.A.	10/18/24	1,344,738
INR	5,629,879,201	USD	67,221,636	Citibank N.A.	10/18/24	(96,129)
JPY	2,385,020,000	USD	16,693,976	Citibank N.A.	10/18/24	(55,815)
JPY	26,003,891,510	USD	164,234,931	Citibank N.A.	10/18/24	17,171,070
USD	12,119,892	AUD	18,030,000	Citibank N.A.	10/18/24	(348,878)
USD	12,141,046	AUD	18,040,000	Citibank N.A.	10/18/24	(334,639)
USD	13,057,053	AUD	19,340,000	Citibank N.A.	10/18/24	(317,657)
USD	16,021,601	AUD	23,560,000	Citibank N.A.	10/18/24	(271,478)
USD	37,836,466	AUD	55,750,000	Citibank N.A.	10/18/24	(717,829)
USD	18,415,488	CAD	25,040,000	Citibank N.A.	10/18/24	(106,811)
USD	18,418,333	CAD	25,040,000	Citibank N.A.	10/18/24	(103,967)
USD	19,814,011	CAD	26,889,000	Citibank N.A.	10/18/24	(76,010)
USD	20,422,767	CAD	27,740,000	Citibank N.A.	10/18/24	(96,745)
USD	36,185,441	CAD	49,358,497	Citibank N.A.	10/18/24	(325,457)
USD	15,957,680	EUR	14,590,000	Citibank N.A.	10/18/24	(295,806)
USD	15,969,746	EUR	14,590,000	Citibank N.A.	10/18/24	(283,740)
USD	4,967,877	INR	417,855,103	Citibank N.A.	10/18/24	(14,243)
USD	4,159,088	JPY	650,320,000	Citibank N.A.	10/18/24	(377,616)
USD	4,287,930	JPY	670,200,000	Citibank N.A.	10/18/24	(387,459)
USD	5,051,491	JPY	768,010,000	Citibank N.A.	10/18/24	(306,231)
USD	6,386,749	JPY	902,561,296	Citibank N.A.	10/18/24	90,382
USD	6,413,922	JPY	933,809,300	Citibank N.A.	10/18/24	(100,434)
USD	6,479,899	JPY	982,190,000	Citibank N.A.	10/18/24	(371,967)
USD	8,135,144	JPY	1,259,090,000	Citibank N.A.	10/18/24	(648,407)
USD	8,531,039	JPY	1,293,460,000	Citibank N.A.	10/18/24	(492,279)
USD	10,017,570	JPY	1,520,550,000	Citibank N.A.	10/18/24	(589,953)
USD	12,378,812	JPY	1,907,180,000	Citibank N.A.	10/18/24	(925,885)
USD	13,846,282	JPY	2,167,760,000	Citibank N.A.	10/18/24	(1,276,250)
USD	14,832,731	JPY	2,322,150,000	Citibank N.A.	10/18/24	(1,366,843)
USD	16,076,982	JPY	2,476,950,000	Citibank N.A.	10/18/24	(1,202,493)
CHF	19,310,000	USD	22,973,299	Goldman Sachs Group Inc.	10/18/24	(108,288)
CHF	36,260,000	USD	43,092,537	Goldman Sachs Group Inc.	10/18/24	(156,996)
CHF	39,020,000	USD	46,352,943	Goldman Sachs Group Inc.	10/18/24	(149,280)
GBP	9,531,952	USD	12,528,769	Goldman Sachs Group Inc.	10/18/24	214,872
NOK	49,861,988	USD	4,546,862	Goldman Sachs Group Inc.	10/18/24	179,013
NOK	75,690,000	USD	6,874,541	Goldman Sachs Group Inc.	10/18/24	299,290
NOK	75,690,000	USD	6,848,949	Goldman Sachs Group Inc.	10/18/24	324,882
NOK	194,080,000	USD	17,627,123	Goldman Sachs Group Inc.	10/18/24	767,608
USD	20,730,915	AUD	31,270,000	Goldman Sachs Group Inc.	10/18/24	(894,067)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,733,551	AUD	32,200,000	Goldman Sachs Group Inc.	10/18/24	$(534,580)
USD	8,254,907	BRL	46,611,333	Goldman Sachs Group Inc.	10/18/24	(282,687)
USD	14,099,960	BRL	79,161,376	Goldman Sachs Group Inc.	10/18/24	(399,683)
USD	3,957,912	CHF	3,470,000	Goldman Sachs Group Inc.	10/18/24	(150,923)
USD	4,735,589	CHF	4,150,000	Goldman Sachs Group Inc.	10/18/24	(178,435)
USD	37,638,375	CHF	32,960,000	Goldman Sachs Group Inc.	10/18/24	(1,389,630)
USD	191,780,923	CHF	170,457,761	Goldman Sachs Group Inc.	10/18/24	(10,058,464)
USD	18,480,615	GBP	14,230,000	Goldman Sachs Group Inc.	10/18/24	(544,031)
USD	220,432,474	GBP	171,695,504	Goldman Sachs Group Inc.	10/18/24	(9,113,991)
USD	18,331,310	MXN	348,430,000	Goldman Sachs Group Inc.	10/18/24	685,996
USD	10,154,008	NOK	109,170,000	Goldman Sachs Group Inc.	10/18/24	(193,028)
USD	13,382,215	NOK	143,090,000	Goldman Sachs Group Inc.	10/18/24	(179,729)
USD	17,755,735	NOK	191,320,000	Goldman Sachs Group Inc.	10/18/24	(377,405)
USD	26,954,324	NOK	288,880,000	Goldman Sachs Group Inc.	10/18/24	(425,467)
USD	29,580,581	NOK	315,300,000	Goldman Sachs Group Inc.	10/18/24	(303,274)
CNH	129,711,339	USD	18,370,949	JPMorgan Chase & Co.	10/18/24	169,444
CNH	155,682,104	USD	22,060,664	JPMorgan Chase & Co.	10/18/24	191,882
CNH	211,490,000	USD	30,307,894	JPMorgan Chase & Co.	10/18/24	(78,403)
CNH	457,420,000	USD	64,748,089	JPMorgan Chase & Co.	10/18/24	633,602
CNH	474,200,000	USD	67,170,945	JPMorgan Chase & Co.	10/18/24	609,209
CNH	556,010,000	USD	78,741,653	JPMorgan Chase & Co.	10/18/24	732,078
JPY	2,859,180,000	USD	20,003,806	JPMorgan Chase & Co.	10/18/24	(57,853)
MXN	318,275,500	USD	16,360,288	JPMorgan Chase & Co.	10/18/24	(242,069)
MXN	1,604,258,868	USD	82,727,017	JPMorgan Chase & Co.	10/18/24	(1,483,577)
USD	20,186,987	CAD	27,400,000	JPMorgan Chase & Co.	10/18/24	(81,024)
USD	48,315,868	CNH	348,130,000	JPMorgan Chase & Co.	10/18/24	(1,444,370)
USD	62,990,550	CNH	446,440,000	JPMorgan Chase & Co.	10/18/24	(821,706)
USD	267,195,066	CNH	1,934,812,912	JPMorgan Chase & Co.	10/18/24	(9,358,956)
USD	25,535,410	JPY	3,938,620,000	JPMorgan Chase & Co.	10/18/24	(1,940,835)
USD	8,857,292	MXN	159,610,000	JPMorgan Chase & Co.	10/18/24	774,267
USD	26,959,333	MXN	486,730,000	JPMorgan Chase & Co.	10/18/24	2,310,182
USD	33,122,781	MXN	642,555,464	JPMorgan Chase & Co.	10/18/24	582,262
USD	87,039,820	MXN	1,589,965,096	JPMorgan Chase & Co.	10/18/24	6,520,250
CAD	77,676,790	USD	56,231,908	JPMorgan Chase & Co.	10/31/24	1,244,763
USD	56,233,740	CAD	77,676,790	JPMorgan Chase & Co.	10/31/24	(1,242,931)
BRL	1,039,834,115	USD	189,108,197	Goldman Sachs Group Inc.	11/4/24	981,570
Net unrealized depreciation on open forward foreign currency contracts						$(4,531,073)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Core Plus Bond Fund
At September 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	1,965,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(22,029,410)	—	$(22,029,410)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	3,851,130,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(8,766,895)	$767,856	$(9,534,751)
	3,847,470,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(8,846,017)	936,105	(9,782,122)
	1,109,073,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(60,506,095)	(18,551,409)	(41,954,686)
	168,050,000	5/15/48	3.150% annually	Daily SOFR Compound annually	7,089,175	(54,093,056)	61,182,231
Total					$(71,029,832)	$(70,940,504)	$(89,328)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$458,930,000	12/20/29	1.000% quarterly	$10,260,438	$10,316,586	$(56,148)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$48,913,700	12/20/29	5.000% quarterly	$(3,569,314)	$(3,595,535)	$26,221

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$56,227,001	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$2,318,997	—	$2,318,997

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

 Western Asset Core Plus Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.740%
BRL-CDI	10.650%
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,270,831,496	$1,830,000	$1,272,661,496
Other Corporate Bonds & Notes	—	2,724,708,643	—	2,724,708,643
Mortgage-Backed Securities	—	3,267,404,573	—	3,267,404,573
Collateralized Mortgage Obligations	—	1,787,336,300	—	1,787,336,300
Asset-Backed Securities	—	632,776,266	—	632,776,266
Sovereign Bonds	—	619,505,759	—	619,505,759
U.S. Government & Agency Obligations	—	584,000,206	—	584,000,206
Senior Loans:
Health Care	—	31,795,643	7,879,955	39,675,598
Other Senior Loans	—	191,396,370	—	191,396,370
U.S. Treasury Inflation Protected Securities	—	167,946,550	—	167,946,550
Non-U.S. Treasury Inflation Protected Securities	—	9,270,233	—	9,270,233
Purchased Options:
Exchange-Traded Purchased Options	$921,750	—	—	921,750
OTC Purchased Options	—	2,417,119	—	2,417,119
Total Long-Term Investments	921,750	11,289,389,158	9,709,955	11,300,020,863
Short-Term Investments†	1,552,756,839	—	—	1,552,756,839
Total Investments	$1,553,678,589	$11,289,389,158	$9,709,955	$12,852,777,702
Other Financial Instruments:
Futures Contracts††	$51,505,143	—	—	$51,505,143
Forward Foreign Currency Contracts††	—	$59,254,725	—	59,254,725
Centrally Cleared Interest Rate Swaps††	—	61,182,231	—	61,182,231
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	26,221	—	26,221
OTC Total Return Swaps	—	2,318,997	—	2,318,997
Total Other Financial Instruments	$51,505,143	$122,782,174	—	$174,287,317
Total	$1,605,183,732	$11,412,171,332	$9,709,955	$13,027,065,019

Western Asset Core Plus Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$13,292,750	—	—	$13,292,750
Futures Contracts††	4,576,010	—	—	4,576,010
Forward Foreign Currency Contracts††	—	$63,785,798	—	63,785,798
OTC Interest Rate Swaps	—	22,029,410	—	22,029,410
Centrally Cleared Interest Rate Swaps††	—	61,271,559	—	61,271,559
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	56,148	—	56,148
Total	$17,868,760	$147,142,915	—	$165,011,675

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$178,098,146	$7,273,261,110	7,273,261,110	$5,898,602,417	5,898,602,417

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$13,233,924	—	$1,552,756,839

Western Asset Core Plus Bond Fund 2024 Quarterly Report